FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Ordinary shares, par value				$ 0.0001
Ordinary shares, authorized				405,462,685
Class A Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	9,800,000,000	9,800,000,000
Ordinary shares, issued	128,736,916	91,459,708	57,303,093
Ordinary shares, outstanding	128,736,916	91,459,708	57,303,093
Class B Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, issued	121,408,247	156,060,279	184,376,679
Ordinary shares, outstanding	121,408,247	156,060,279	184,376,679
Parent Company | Class A Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	9,800,000,000	9,800,000,000
Ordinary shares, issued	128,736,916	91,459,708
Ordinary shares, outstanding	128,736,916	91,459,708
Parent Company | Class B Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, issued	121,408,247	156,060,279
Ordinary shares, outstanding	121,408,247	156,060,279